SHARE CAPITAL (Details) - Warrants [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of outstanding, Begining balance	174,691,174	150,543,138	130,668,838
Granted	65,130,000	45,700,000	40,015,000
Cancelled	(17,425,507)	(21,551,964)	(20,140,700)
Number of outstanding, Ending balance	222,395,667	174,691,174	150,543,138